Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net effect of temporary differences between the financial reporting carrying amounts of assets and liabilities and income tax carrying amounts of assets and liabilities. The components of the Company’s deferred tax assets and liabilities, all of which are long-term, are as follows (in thousands):

	December 31,
	2022		2021
Deferred tax assets:
Net operating loss carryforwards		$74,903		$74,167
Tax credit carryforwards		37,353		37,866
Equipment, furnishings and other		19		4,174
Total deferred tax assets		112,275		116,207
Deferred tax liabilities		—		—
Net deferred tax assets		112,275		116,207
Valuation allowance		(112,275)		(116,207)
	$—		$—

Schedule of Effective Income Tax Rate Reconciliation

The provision for income taxes differs from the provision computed by applying the Federal statutory rate to net loss before income taxes as follows (in thousands):

	Years ended December 31,
	2022		2021
Federal benefit at statutory rate		$(1,000)		$(2,745)
State income taxes, net of Federal taxes		(333)		(913)
State credits		—		—
Warrant liabilities		—		—
Other permanent differences		261		1,685
Provision related to change in valuation allowance		957		1,947
Federal rate adjustment		—		—
NQ Options		—		—
Current year tax credit		—		—
NOL Adjustments		—		—
Termination/Cancellation of Equity Compensation Awards		—		—
Return to provision		115		26
Other, net		—		—
	$—		$—